INVESTMENTS - Summarized Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 6,706	$ 4,074	$ 4,148
Other current assets	652	853
Current assets	10,217	7,632
Assets	51,577	47,626
Other current liabilities (note 24)	716	460
Current liabilities	3,497	2,642
Other non-current liabilities	1,687	1,174
Total liabilities	15,661	14,370
Total equity	35,916	33,256	$ 32,002
Current inventories	2,068	1,942
Kibali [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	244	89
Other current assets	303	309
Current assets	547	398
Non-current assets	3,831	3,851
Assets	4,378	4,249
Current financial liabilities	679	968
Other current liabilities (note 24)	489	351
Current liabilities	1,168	1,319
Non-current financial liabilities	75	62
Other non-current liabilities	836	875
Non-current liabilities	911	937
Total liabilities	2,079	2,256
Total equity	2,299	1,993
Net assets, net of non-controlling interests	2,078	1,806
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	129	105
Other current assets	172	163
Current assets	301	268
Non-current assets	392	395
Assets	693	663
Current financial liabilities	4	1
Other current liabilities (note 24)	104	96
Current liabilities	108	97
Non-current financial liabilities	2	1
Other non-current liabilities	7	8
Non-current liabilities	9	9
Total liabilities	117	106
Total equity	576	557
Net assets, net of non-controlling interests	576	557
Zaldivar [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	87	97
Other current assets	598	659
Current assets	685	756
Non-current assets	1,803	1,762
Assets	2,488	2,518
Current financial liabilities	50	78
Other current liabilities (note 24)	165	103
Current liabilities	215	181
Non-current financial liabilities	5	7
Other non-current liabilities	555	565
Non-current liabilities	560	572
Total liabilities	775	753
Total equity	1,713	1,765
Net assets, net of non-controlling interests	1,713	1,765
Current inventories	365	545
Porgera [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	155	91
Other current assets	346	258
Current assets	501	349
Non-current assets	3,158	3,106
Assets	3,659	3,455
Current financial liabilities	28	20
Other current liabilities (note 24)	183	123
Current liabilities	211	143
Non-current financial liabilities	0	1
Other non-current liabilities	818	806
Non-current liabilities	818	807
Total liabilities	1,029	950
Total equity	2,630	2,505
Net assets, net of non-controlling interests	$ 2,630	$ 2,505